Notional Principal Amounts of Outstanding Derivative Instruments and Credit Risk Amounts of Associated with Outstanding or Unsettled Derivative Instruments (Detail) (USD $)
In Millions, unless otherwise specified
	Sep. 29, 2012	Sep. 24, 2011
Instruments designated as accounting hedges
Notional Principal - Foreign exchange contracts	$ 41,970	$ 13,705
Credit Risk Amounts - Foreign exchange contracts	140	537
Instruments not designated as accounting hedges
Notional Principal - Foreign exchange contracts	13,403	9,891
Credit Risk Amounts - Foreign exchange contracts	$ 12	$ 56